Notes and Loans Payable (Details) - USD ($)																										3 Months Ended	6 Months Ended				12 Months Ended
	Apr. 08, 2024	Jan. 31, 2024	Jan. 10, 2024	Dec. 11, 2023	Oct. 26, 2023	Oct. 24, 2023	Oct. 14, 2023	Sep. 14, 2023	Sep. 06, 2023	Aug. 31, 2023	Aug. 04, 2023	Jul. 17, 2023	Jul. 03, 2023	Jun. 30, 2023	Jun. 03, 2023	May 04, 2023	Apr. 28, 2023	Apr. 28, 2023	Oct. 25, 2022	Sep. 30, 2022	Jul. 01, 2022	Jan. 01, 2022	Dec. 01, 2021	Dec. 30, 2020	Jun. 17, 2020	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 17, 2024	May 01, 2024	Apr. 30, 2024	Mar. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Jul. 26, 2023	Jun. 01, 2023	Apr. 12, 2023	Jan. 01, 2023	Aug. 01, 2022	Jan. 13, 2019	Sep. 30, 2018
Notes and Loans Payable (Details) [Line Items]
Amortization of debt discount																											$ 66,428		$ 169,712		$ 292,076	$ 135,506
Principal amount					$ 90,400															$ 150,000						$ 224,000	224,000	$ 224,000			224,000	150,000
Amortization payments																									$ 731
Bears interest rate																						10.00%	10.00%
Total accrued interest																				7,777						10,476	10,476	2,012			2,012	7,777	$ 378											$ 5,388	$ 52,500
Notes payable																				345,436						$ 1,048,495	1,048,495	$ 1,013,852			1,013,852	345,436	17,500
Service vendor fee																																	2,500
Service arrangement																											$ 17,500				$ 17,500	17,500
Legal fees													$ 90,000		$ 90,000	$ 90,000
Shares issued (in Shares)																										20,000	20,000	20,000			20,000					6,029,598
Total debt discount								$ 22,250									$ 38,000	$ 38,000
Interest charge amount																				44,845												10,783
Repaid amount																											$ 47,575
Principal balance						$ 3,400					$ 183,259	$ 90,400								224,000								$ 183,259			$ 183,259	224,000										$ 8,676,957				$ 4,788,642
Sale of receivables								75,000									125,000	125,000
Fees								3,500									6,750							$ 276,430
Net payment								71,500									118,250
Repayment amount								1,953									3,255.21										20,000					122,766
Total repayment																											37,000				19,000
Interest amount								18,750									31,250	31,250									112,000
Company repaid																										$ 118,238	$ 118,238	20,611			20,611
Loan balance																															72,921
Net of unamortized debt discount																												$ 11,588			$ 11,588
Interest												14.00%																10.00%			10.00%												26.00%
Maturity date																												May 15, 2024			May 15, 2024
Percentage of due and payable																											150.00%				150.00%
Affiliates percentage (in Dollars per share)																															$ 4.99
Company issued								15,000																								200,387
Bear interest																												$ 10			10
Payment amount																																								$ 275,710
Demand amount											224,000
Paid accrued interest																												4,386			4,386
Notes and loans payable – net of current portion																				127,539						$ 150,000	$ 150,000	150,000			150,000	127,539
Usual payment rate																										10.00%	10.00%
Notes payable totaling																				837,000						$ 834,000	$ 834,000	834,000			834,000	837,000	$ 17,500
Line of credit		$ 700,000								$ 100,000
Loan bear interest		18.00%								18.00%
Minimum monthly principal payment										$ 3,000
Borrowed amount																										100,000	100,000	111,000			111,000
Outstanding balance																										$ 155,000	$ 155,000	92,000			92,000
Matured date																					Jun. 30, 2023
Sale of future receipt			$ 173,750			136,000
Purchase amount			125,000			100,000
Received amount						96,875
Origination fees						3,000
Processing fee						125
Received payment			$ 121,225			96,875
Net origination fees			3750.00%
Variable conversion price percentage																											61.00%
Affiliates percentage																											4.99%
Lender weekly payments		$ 5,000																														7,068
Convertible notes																				222,000								$ 90,000			$ 90,000	222,000						$ 179,376
Interest bearing percentage																												5.50%			5.50%
Aggregate original principal balances																														$ 2,090,007
Small Business Administration [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																									$ 150,000			$ 150,000			$ 150,000
Bears interest rate																									3.75%
Accrued interest																															13,621	13,099
Notes payable to service vendor [Member]
Notes and Loans Payable (Details) [Line Items]
Debt instrument term																																	1 year
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																					$ 100,194
Accrues interest, percentage																					22.00%					22.00%	22.00%
Matured date																					Jun. 30, 2023
Trillium L P Notes [Member]
Notes and Loans Payable (Details) [Line Items]
Repaid amount																			$ 50,000
J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																					$ 100,194
Accrues interest, percentage																					22.00%					22.00%	22.00%
Receivable Agreement [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount								22,250									38,000	38,000
Lender [Member]
Notes and Loans Payable (Details) [Line Items]
Legal fees					5,000
Total debt discount					10,400							$ 10,400
One eight Zero Zero Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Bears interest rate									10.00%
Total accrued interest																												$ 322			$ 322
Accrues interest, percentage																										22.00%	22.00%
Repaid amount																										$ 20,000
Total repayment																											$ 20,611
Conversion price equal percentage (in Dollars per share)																												$ 61			$ 61
Maturity date				Dec. 11, 2024					Sep. 06, 2024
Principal balance				$ 40,000					$ 49,000																	69,900	69,900	$ 49,000			$ 49,000
Received amount																										404,700
Aggregate original principal balances																										$ 269,800
Default penalty, percentage																										150.00%
Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											31,304.33
Promissory Note for Legal Services [Member]
Notes and Loans Payable (Details) [Line Items]
Company issued								$ 15,000
Maturity date								Mar. 15, 2024
Interest bearing percentage								10.00%
Legal Services [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest							$ 4,854																				8,172				4,866
Total accrued interest																												66			66
Principal balance																										$ 80,000	80,000	56,000			56,000
Interest bearing percentage																																					10.00%		10.00%		10.00%
Principal balance							$ 44,000																					15,000			15,000
Minimum [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																												66			66
Current																												0			0
Principal balance									322																	15,000	15,000
Fees					10,305.6
Option to repurchase			$ 147,500			118,000
Maximum [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																												15,000			15,000
Current																				22,461												22,461
Principal balance									$ 49,000																	818	818
Option to repurchase			158,750			127,000
JP Carey [Member]
Notes and Loans Payable (Details) [Line Items]
Demand amount											214,563
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Total accrued interest																										64,208	64,208
Small Business Administration [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																									$ 150,000	150,000	150,000	150,000			150,000
Bears interest rate																									3.75%
Total accrued interest																												4,386			4,386
Debt instrument amortization payments																									$ 731
Paid accrued interest																										16,398	16,398	13,621			13,621
Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																					$ 24,000
Total accrued interest																				10,923								43,994			43,994	10,923
Principal loan																					224,000
Legal fees																					5,000
OID value																					24,000
Cash received																					$ 195,000
Loan bears interest														12.00%							12.00%
Interest charge amount																				44,846												44,846
Principal balance											183,259															183,259	183,259	183,259			183,259
Payment amount																																								$ 275,710
Demand amount											214,563
Trillium Partners LP [Member] | Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																					$ 50,684
Trillium Partners LP [Member] | Total Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				179,878	$ 179,878											179,878
Trillium Partners LP [Member] | Common Stock [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					1,120,000
J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount																					$ 24,000
Total accrued interest																				10,923						84,910	84,910	60,202			60,202	10,923
Principal loan																					224,000
Legal fees																					5,000
OID value																					24,000
Cash received																					$ 195,000
Loan bears interest														12.00%							12.00%
Interest charge amount																																44,845
Principal balance																												224,000			224,000
J P Carey Limited Partners L P [Member] | Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																					$ 50,684
J P Carey Limited Partners L P [Member] | Total Debt Discount [Member]
Notes and Loans Payable (Details) [Line Items]
Total debt discount																				$ 179,878	$ 179,878											$ 179,878
J P Carey Limited Partners L P [Member] | Common Stock [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					1,120,000
Itria Ventures, LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Repaid amount																											133,465
Total repayment								$ 93,750									$ 156,250	$ 156,250
Company repaid																												72,265			72,265
Loan balance																											44,345	177,810			177,810
Net of unamortized debt discount																										10,197	10,197	$ 42,050			42,050
Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Principal amount												90,400
Legal fees												5,000
Total debt discount												10,400
Interest charge amount					$ 12,565							12,565																			12,565
Fees												$ 10,305.6																			$ 10,305.6
Company repaid																										65,917	65,917
Loan balance																											59,792
Net of unamortized debt discount																										19,023	19,023
Interest					14.00%							14.00%
Interest bearing percentage																												14.00%			14.00%
Damages amount																											318,392
One eight Zero Zero Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Interest charge amount												$ (12,565)
Company repaid																												$ 20,611			$ 20,611
Interest																												22.00%			22.00%
JP Carey [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance											224,000
Demand amount											270,947.95
JP Carey [Member] | Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											46,947.95
Frondeur Partners LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance											135,000																	$ 135,000			$ 135,000
Frondeur Partners LLC [Member] | Demand Letter [Member]
Notes and Loans Payable (Details) [Line Items]
Accrued interest											$ 7,903																				$ 7,903
Samson [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance						3,400
Loan balance																											191,513
Net of unamortized debt discount																										$ 56,925	$ 56,925
Processing fee			125			$ 125
Principal amount is payable in weekly installments			$ 8,687.5
Subsequent Event [Member]
Notes and Loans Payable (Details) [Line Items]
Principal balance	$ 11,942.31
Interest																																			10.00%
Payment due																																		$ 73
Processing fee	75
Received payment	$ 56,425
Subsequent Event [Member] | Diagonal Lending LLC [Member]
Notes and Loans Payable (Details) [Line Items]
Legal fees					$ 5,000
Series B Preferred Stock [Member] | Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					224,000
Series B Preferred Stock [Member] | J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					224,000
Note Warrant [Member] | Trillium Partners LP [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					1,120,000
Note Warrant [Member] | J P Carey Limited Partners L P [Member]
Notes and Loans Payable (Details) [Line Items]
Shares issued (in Shares)																					1,120,000